UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS RREEF Real Estate Securities Fund
	Shares	Value ($)
Common Stocks 99.2%
Real Estate Investments Trust ("REITs") 97.3%
Apartments 17.4%
Associated Estates Realty Corp.	162,350	2,509,931
AvalonBay Communities, Inc.	451,413	51,483,653
BRE Properties, Inc.	868,732	36,782,113
Camden Property Trust	726,925	40,169,876
Education Realty Trust, Inc.	1,573,714	13,518,203
Equity Residential	128,913	6,686,717
Home Properties, Inc.	226,755	12,870,614
Post Properties, Inc.	661,256	22,972,033

		186,993,140
Diversified 7.8%
American Assets Trust, Inc.	462,769	8,306,704
Colonial Properties Trust (a)	478,069	8,681,733
DuPont Fabros Technology, Inc. (a)	649,630	12,791,215
Liberty Property Trust	732,548	21,324,472
PS Business Parks, Inc.	144,984	7,182,507
Vornado Realty Trust	335,786	25,056,351

		83,342,982
Health Care 12.0%
HCP, Inc.	1,480,092	51,892,025
Health Care REIT, Inc. (a)	762,891	35,703,299
LTC Properties, Inc.	603,614	15,283,506
Sabra Health Care REIT, Inc. (a)	74,324	709,051
Senior Housing Properties Trust	1,174,181	25,291,859

		128,879,740
Hotels 5.4%
Chesapeake Lodging Trust	285,100	3,441,157
Host Hotels & Resorts, Inc.	2,374,244	25,974,229
Pebblebrook Hotel Trust	923,975	14,460,209
Strategic Hotels & Resorts, Inc. *	3,205,554	13,815,938

		57,691,533
Industrial 4.3%
Prologis, Inc.	1,912,801	46,385,424

Manufactured Homes 1.8%
Equity Lifestyle Properties, Inc.	317,553	19,910,573
Office 14.3%
BioMed Realty Trust, Inc.	141,745	2,348,715
Boston Properties, Inc. (a)	839,956	74,840,080
Brandywine Realty Trust (a)	722,090	5,783,941
Hudson Pacific Properties, Inc. (a)	282,108	3,280,916
Mack-Cali Realty Corp.	1,230,283	32,910,070
SL Green Realty Corp. (a)	591,881	34,417,880

		153,581,602
Regional Malls 15.6%
Simon Property Group, Inc.	1,243,841	136,797,633
Taubman Centers, Inc.	604,253	30,399,969

		167,197,602
Shopping Centers 10.8%
Alexander's, Inc.	10,818	3,905,514
DDR Corp. (a)	3,528,133	38,456,650
Federal Realty Investment Trust (a)	390,254	32,160,832
Ramco-Gershenson Properties Trust (a)	660,110	5,412,902
Tanger Factory Outlet Centers, Inc.	1,383,271	35,978,879

		115,914,777
Specialty Services 1.1%
Entertainment Properties Trust (a)	310,305	12,095,689
Storage 6.8%
Extra Space Storage, Inc. (a)	1,228,850	22,893,475
Public Storage	455,819	50,755,446

		73,648,921

		1,045,641,983
Other 1.9%
Health Care Providers & Services
Brookdale Senior Living, Inc.* (a)	1,668,687	20,925,335

Total Common Stocks (Cost $1,044,327,713)		1,066,567,318
Securities Lending Collateral 12.9%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $138,632,864)	138,632,864	138,632,864
Cash Equivalents 0.6%
Central Cash Management Fund, 0.1% (b) (Cost $6,233,285)	6,233,285	6,233,285

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,189,193,862) †	112.7	1,211,433,467
Other Assets and Liabilities, Net	(12.7)	(136,427,047)

Net Assets	100.0	1,075,006,420

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,264,900,600.  At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $53,467,133.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $105,144,403 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $158,611,536.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $131,312,846, which is 12.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,066,567,318	$—	$—	$1,066,567,318
Short-Term Investments(d)	144,866,149	—	—	144,866,149
Total	$1,211,433,467	$—	$—	$1,211,433,467

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011